Crypto assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
Exascale Labs Inc. [Member]
Investment proceeds	$ 3,000	$ 3,000